Borrowings (Tables)	12 Months Ended
Mar. 29, 2026
Borrowings [abstract]
Schedule of Term Loan
The amount outstanding with respect to the Term Loan is as follows:

	March 29, 2026	March 30, 2025
	$	$
Term Loan	416.8	412.4
Unamortized portion of deferred transaction costs	(5.2)	(0.4)
OID	(1.0)	—
Term Loan, net of unamortized deferred transaction costs and OID	410.6	412.0

Schedule of Short-term Borrowings
Short-term borrowings consist of the following:

(in millions of Canadian dollars)	March 29, 2026	March 30, 2025
	$	$
Mainland China Facilities	—	—
Japan Facility	—	—
Term Loan	4.2	4.3
Total short-term borrowings	4.2	4.3

Schedule of Net Interest and Other Finance Costs
Net interest, finance and other costs consist of the following:

	Year ended
	March 29, 2026	March 30, 2025	March 31, 2024
	$	$	$
Interest expense
Mainland China Facilities	0.1	0.9	0.9
Japan Facility	0.2	0.1	0.1
Revolving Facility	0.6	2.6	2.8
Term Loan	20.1	20.3	19.9
Lease liabilities	18.4	17.1	17.7
Standby fees	1.2	1.2	1.2
Foreign exchange (gains) losses on Term Loan net of hedges	(3.5)	4.6	2.1
Fair value remeasurement on the put option liability (note 21)	2.3	7.4	1.6
Fair value remeasurement on the contingent consideration (note 21)	(0.9)	(16.1)	2.8
Interest income	(4.2)	(2.8)	(1.3)
Other costs	0.7	0.7	1.0
Net interest, finance and other costs	35.0	36.0	48.8